General Information and Basis of Presentation - Additional Information (Detail)	Dec. 03, 2021 $ / shares shares	Nov. 10, 2021 shares	Jun. 30, 2022 shares	Dec. 31, 2021 shares	May 14, 2021 shares
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Common stock shares outstanding			190,254,034	4,775,272
Number of tankers			8
One Afra Max Crude Oil Tanker [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number of tankers			1
Five Medium Range Product Type Tankers [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number of tankers			5
Two Suezmax Crude Oil Tankers [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number of tankers			2
Common Stock [Member] | Spin Off Transaction [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Stock issued during the period shares new issues	4,775,272	4,774,772
Preferred Stock [Member] | Preferred Class A [Member] | Spin Off Transaction [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Stock issued during the period shares new issues	795,878	795,878
Preferred stock dividend rate percentage	8.75%	8.75%
Preferred stock liquidation preference per share | $ / shares	$ 25
StealthGas Inc. [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Common stock shares outstanding					500